Right of Use Assets, Net - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Lease income	$ 19	$ 13